Business Combinations (Narrative) (Details) - CAD ($) $ in Millions				3 Months Ended	12 Months Ended
	Dec. 02, 2019	Aug. 27, 2019	Mar. 20, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Additional cash consideration					$ 25	$ 0	$ 0
H&R Transport Limited [Member]
Business Acquisition [Line Items]
Fair value of total consideration transferred	$ 105
Cash paid at closing	95
Additional cash consideration and other	$ 10
TransX [Member]
Business Acquisition [Line Items]
Fair value of total consideration transferred			$ 192
Cash paid at closing			170
Additional cash consideration and other			22
Additional cash consideration		$ 25	$ 25
Working capital adjustment / reduction				$ 3